Segment Reporting (Details)	12 Months Ended
Mar. 31, 2026 Segment
Segment Reporting [Line Items]
Number of operating segments	2
Number of reportable segments	2
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The Company’s chief operating decision maker (“CODM”) is its Chief Executive Officer. The CODM regularly reviews financial information for each operating segment, including segment revenue and segment operating income, for purposes of allocating resources and assessing segment performance.